RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) - Lease, Cost - USD ($)	6 Months Ended		12 Months Ended		18 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	Nov. 30, 2020
Lease, Cost [Abstract]
Lease liability	$ 1,473,051	$ 2,675,310	$ 2,675,310		$ 2,675,310
Amount amortized	(207,409)	$ (992,296)	(1,202,259)	$ 0	(1,409,668)
Lease liability	1,265,642		1,473,051	2,675,310	1,265,642
Less: current portion	(176,275)		(336,900)	0	(176,275)
Lease liability, non-current	$ 1,089,367		$ 1,136,151	$ 0	$ 1,089,367